Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 2,450,000	$ 587,000
Long-term related party payable, Balance outstanding	101,000	361,000
Related party receivable, Balance outstanding	17,208,000	17,179,000
Recharges of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(5,600,000)	900,000	19,900,000
Related party receivable, Balance outstanding	(3,900,000)	(2,300,000)
Recharges of Services [Member] | Reynolds Group Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		600,000	300,000
Related party payable, Balance outstanding		200,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	9,000,000	5,600,000	2,600,000
Related party receivable, Balance outstanding	1,300,000	400,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	51,300,000	67,900,000	56,400,000
Related party receivable, Balance outstanding	23,600,000	20,000,000
Asset (Purchases) Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	500,000	(100,000)	500,000
Related party receivable, Balance outstanding	400,000	(100,000)
Related Party Receivables Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(6,700,000)	(1,800,000)	(1,600,000)
Related party receivable, Balance outstanding	(3,900,000)	(700,000)
State Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(300,000)	(100,000)
Related party receivable, Balance outstanding	(300,000)	(100,000)
Sale of Land and Building [Member] | Rank NA [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,500,000
Related Party Payables Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	700,000	400,000
Related Party Payables Purchase of Goods [Member] | Autoparts Holdings [Member] | Champion Laboratories, Inc. [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	800,000	1,200,000	2,400,000
Recharges for Professional Services [Member] | Rank Group [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	1,700,000		100,000
Related party payable, Balance outstanding	1,700,000
Deferred Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values	(300,000)	400,000
Long-term related party payable, Balance outstanding	$ 100,000	$ 400,000